Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Income Tax Disclosure [Abstract]
Statutory Canadian tax rate	26.60%	26.60%	26.60%
Expected provision for (recovery of) income taxes from continuing operations	$ (320)	$ (75)	$ (102)
Differences in income taxes resulting from:
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	302	58	79
Investment tax credits	(20)	(29)	(51)
Canadian tax rate differences	1	2	(27)
Change in unrecognized income tax benefits	28	(9)	0
Foreign tax rate differences	6	6	11
Other differences	1	6	8
Withholding Tax on Unremitted Earnings	0	(33)	1
Provision for (recovery of) income taxes	$ (2)	$ (74)	$ (81)